S000063466 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares USD Green Bond ETF | iShares USD Green Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.96%	6.52%	(12.99%)	(2.54%)	6.53%	9.35%